Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Equity
Equity
The following table presents our share repurchase programs for the years ended December 31, 2018 and 2017:

Program approval date	Program end date	Authorized amount	Program completion date
February 2017	June 30, 2017	$350,000	June 12, 2017
May 2017	December 31, 2017	300,000	September 26, 2017
July 2017	March 31, 2018	250,000	December 14, 2017
October 2017	March 31, 2018	200,000	February 21, 2018
February 2018	June 30, 2018	200,000	May 14, 2018
April 2018	December 31, 2018	200,000	November 2, 2018
October 2018	March 31, 2019	200,000	January 9, 2019
December 2018	March 31, 2019	100,000	Not yet completed

In February 2019, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $200 million of AerCap ordinary shares through September 30, 2019.
During the year ended December 31, 2018, we repurchased an aggregate of 13,928,287 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $52.17 per ordinary share.
Between January 1, 2019 and March 5, 2019, we repurchased an aggregate of 2,664,129 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $44.61 per ordinary share.
During the year ended December 31, 2018, our Board of Directors cancelled 16,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
Movements in AOCI for the years ended December 31, 2018 and 2017 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)
Total other comprehensive income	14,918	1,125	16,043
Balance as of December 31, 2017	$20,890	$(6,616)	$14,274
Total other comprehensive loss	(14,559)	(1,539)	(16,098)
Balance as of December 31, 2018	$6,331	$(8,155)	$(1,824)